UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       The Trust Company of Sterne Agee & Leach, Inc.
Address:    800 Shades Creek Parkway
            Suite 125
            Birmingham, AL 35209

Form 13F File Number: 005-81592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Chambless
Title:   Chief Compliance Officer
Phone:   205-414-3313

Signature, Place, and Date of Signing:

/s/ Andrew R. Chambless           Birmingham, Alabama              05-27-2008
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

	Form 13F File Number	Name

	028-10282		Sterne Agee Group, Inc.